Acquisitions (Details 8) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Mar. 31, 2014	Jan. 11, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 555,220	1,170,490	1,107,006			$ 167,245	$ 8,568
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000
Barges and towboats | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years
Barges and towboats | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Third Coast
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			2,195
Inventories			140
Goodwill			18,847
Other noncurrent assets			2,733
Accounts payable - trade			(2,429)
Accrued expenses and other payables			(164)
Fair value of net assets acquired			42,883
Consideration paid for acquisition
Cash paid, net of cash acquired			35,000
Value of common units issued			7,883
Total consideration paid			42,883
Third Coast | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade	2,248
Inventories	140
Goodwill	22,551
Other noncurrent assets	2,733
Accounts payable - trade	(2,048)
Accrued expenses and other payables	(154)
Fair value of net assets acquired	42,883
Third Coast | Change
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			(53)
Goodwill			(3,704)
Accounts payable - trade			(381)
Accrued expenses and other payables			(10)
Third Coast | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			850
Third Coast | Trade names | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	500
Third Coast | Trade names | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			350
Third Coast | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			3,000
Useful life of intangible assets			3 years
Third Coast | Customer relationships | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	4,000
Third Coast | Customer relationships | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			(1,000)
Third Coast | Barges and towboats
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			17,711
Useful life of property, plant and equipment			20 years
Third Coast | Barges and towboats | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	12,883
Third Coast | Barges and towboats | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			4,828
Third Coast | Other | Estimated at March 31, 2014
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	30
Third Coast | Other | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(30)
Third Coast | Common Units
Acquisitions
Number of common units issued to acquire business (in shares)				344,680
Consideration paid for acquisition
Value of common units issued				8,000
Third Coast | Common Units | Minimum
Consideration paid for acquisition
Value of common units issued					8,000
Third Coast | Common Units | Maximum
Consideration paid for acquisition
Value of common units issued					$ 10,000